Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Prepayment of inventory	$69	$52
Other	107	61
Total prepaid expenses and other current assets	$176	$113

Prepaid expenses and other current assets consisted of the following as of December 31:

(Dollars in thousands)	2023	2022
Prepayment of fixed assets	$-	$17
Prepayment of inventory	52	52
Other	62	108
Total prepaid expenses and other current assets	$114	$177